Income Taxes, Changes in Deferred Income Tax Assets and Liabilities Classified as Follows (Details) - USD ($) $ in Thousands	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Classified as follows [Abstract]
Deferred income tax assets	$ 3,633	$ 4,821	$ 4,714
Deferred income tax liabilities	(3,760)	(3,598)	(5,910)
Deferred income tax assets net	$ (127)	$ 1,223	$ (1,196)